Income Taxes - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Total loss before provision for income taxes	$ 153,076,000	$ 139,821,000	$ 79,214,000
Income (loss) attributable to parent, before tax	(32,400,000)
Income (loss) attributable to noncontrolling interest, before tax	(120,700,000)
Addback of non-deductible expense related to fair market value adjustments to warrant liability	79,400,000
Provision for (benefit from) income taxes	11,751,000	$ (602,000)	391,000
Valuation allowance	3,115,000		2,901,000
Unrecognized tax benefits, interest and penalties accrued	0		0
Opco [Member]
Income Tax Examination [Line Items]
Total loss before provision for income taxes	(153,100,000)
Provision for (benefit from) income taxes			$ 400,000
Domestic Tax Authority
Income Tax Examination [Line Items]
Net operating loss carryforwards	17,100,000
Net operating loss carryforwards subject to expiration	400,000
Net operating loss carryforwards, not subject to expiration	16,700,000
State and Local Jurisdiction
Income Tax Examination [Line Items]
Net operating loss carryforwards subject to expiration	$ 21,400,000